ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST Quantitative Modeling Portfolio

Supplement dated November 8, 2024 to the

Statement of Additional Information, dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Academic Strategies Asset Allocation Portfolio (Academic Portfolio), AST Advanced Strategies Portfolio (Advanced Portfolio), AST Capital Growth Asset Allocation Portfolio (Capital Growth Portfolio), AST Preservation Asset Allocation Portfolio (Preservation Portfolio), AST Prudential Growth Allocation Portfolio (PGA), and AST Quantitative Modeling Portfolio (QMP, and collectively with the Academic Portfolio, the Advanced Portfolio, the Capital Growth Portfolio, the Preservation Portfolio, and PGA, the Portfolios), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.Portfolio Manager Changes

Effective immediately, Todd L. Kerin is added as a portfolio manager to the Academic Portfolio and Advanced Portfolio.

To reflect the changes described above, the SAI relating to the Academic Portfolio and Advanced Portfolio is hereby revised as follows, effective immediately:

I.The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Academic Strategies

Asset Allocation Portfolio” and “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Advanced Strategies Portfolio” is hereby revised by adding the following information with respect to Mr. Kerin:

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*

PGIM	Todd L. Kerin	6/$45,461,344,424.02	None	None	None
Investments
LLC

*Information as of September 30, 2024

II.Effective immediately, Saleem Z. Banatwala is added as a portfolio manager to the Capital Growth Portfolio and Preservation Portfolio.

To reflect the changes described above, the SAI relating to the Capital Growth Portfolio and Preservation Portfolio is hereby revised as follows, effective immediately:

The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Capital Growth Asset

Allocation Portfolio” and “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Preservation Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Mr. Banatwala:

ASTSAISUP2

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*

PGIM	Saleem Z.	3/$8,963,822,271.93	None	None	None
Investments	Banatwala,
LLC	CFA

*Information as of September 30, 2024

III.Effective immediately, Saleem Z. Banatwala will replace Anar Patel as PGA and QMP’s portfolio manager.

To reflect the changes described above, the SAI relating to PGA and QMP is hereby revised as follows, effective immediately:

A.All references to Ms. Patel will hereby be removed from the Trust’s SAI relating to PGA and QMP.

B.The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Prudential

Growth Allocation Portfolio” and “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Quantitative Modeling Portfolio” will hereby be revised by adding the following information with respect to Mr. Banatwala:

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*

PGIM	Saleem Z.	3/$8,963,822,271.93	None	None	None
Investments	Banatwala,
LLC	CFA

*Information as of September 30, 2024

B. New Subadvisory Arrangements, Principal Investment Strategies and Management Fee Changes

a.The Board of Trustees of the Trust (the Board) approved the following:

(i)entering into new subadvisory agreements on behalf of each Portfolio, as noted in the table below:

Portfolio	New Subadvisory	Subadvisory Arrangements of the Portfolio,
	Arrangements	as repositioned
Academic Portfolio	Putnam Investment	J.P. Morgan Investment Management Inc. (J.P. Morgan),
	Management, LLC	Jennison Associates LLC (Jennison), Morgan Stanley
	(Putnam)	Investment Management Inc., PGIM Fixed Income (PGIM
FI), PGIM Real Estate (PGIM RE), PGIM Quantitative
Solutions LLC (PGIM QS), Systematica Investments Limited,
acting as general partner of Systematica Investments LP
(Systematica), Western Asset Management Company
/Western Asset Management Company Limited (Western
Asset), and Putnam

Advanced Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM RE, PGIM QS, and
Putnam

Capital Growth Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM QS, and Putnam

Preservation Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM QS, and Putnam

(ii)amending the subadvisory agreements for the Academic Portfolio with J.P. Morgan, Jennison, PGIM FI, and PGIM QS to reflect revised subadvisory fee schedules, which are expected to lower the Academic Portfolio’s effective subadvisory fee rate;

(iii)amending the subadvisory agreements for the Advanced Portfolio with J.P. Morgan, Jennison, PGIM FI, and PGIM QS to reflect revised subadvisory fee schedules, which are expected to lower the Advanced Portfolio’s effective subadvisory fee rate;

(iv)amending the subadvisory agreements for each of the Capital Growth Portfolio and the Preservation Portfolio with J.P. Morgan, Jennison, PGIM FI, and PGIM QS to reflect revised subadvisory fee schedules, which are expected to lower the Capital Growth Portfolio’s and the Preservation Portfolio’s effective subadvisory fee rate;

(v)amending the subadvisory agreements for PGA with Jennison, PGIM FI, PGIM RE, and PGIM QS to reflect revised subadvisory fee schedules, which are expected to lower PGA’s effective subadvisory fee rate;

(vi)amending the subadvisory agreements for QMP with Jennison, PGIM FI/PGIM Limited, PGIM RE, and PGIM QS to reflect revised subadvisory fee schedules, which are expected to lower QMP’s effective subadvisory fee rate; and

(vii)amending the management agreement foreach Portfolio to reflect a revised management fee schedule, which is expected to reduce the applicable Portfolio’s contractual management fee rate.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies on or about November 26, 2024 with final completion expected on December 9, 2024.

To reflect the changes described above, the SAI relating to the Portfolios is hereby revised as follows, effective, unless otherwise noted, December 9, 2024:

I.All references and information pertaining to (i) MFS and Wellington as each pertains to the Academic Portfolio; (ii) LSV as it pertains to the Advanced Portfolio; (iii) MFS and Wellington as each pertains to the Capital Growth Portfolio; and

(v) MFS and Wellington as each pertains to the Preservation Asset Allocation Portfolio, are hereby removed from the SAI.

II.The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Portfolios with the information set forth below:

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Academic Strategies Asset	Effective December 9, 2024:
Allocation Portfolio	0.8025% of average daily net assets to $15 billion;
0.7825% on next $5 billion of average daily net assets;
0.7625% on next $5 billion of average daily net assets;
0.7425% on next $5 billion of average daily net assets;
0.7225% on next $5 billion of average daily net assets;
0.7025% on next $5 billion of average daily net assets;
0.6825% over $40 billion of average daily net assets
Prior to December 9, 2024:
0.9325% of average daily net assets to $300 million;
0.9225% on next $200 million of average daily net assets;
0.9125% on next $250 million of average daily net assets;
0.9025% on next $2.5 billion of average daily net assets;
Management Fee Rates
Portfolio	Contractual Fee Rate
0.8925% on next $2.75 billion of average daily net assets;
0.8625% on next $4 billion of average daily net assets;
0.8425% on next $2.5 billion of average daily net assets;
0.8225% on next $2.5 billion of average daily net assets;
0.8025% on next $5 billion of average daily net assets;
0.7825% on next $5 billion of average daily net assets;
0.7625% on next $5 billion of average daily net assets;
0.7425% on next $5 billion of average daily net assets;
0.7225% on next $5 billion of average daily net assets;
0.7025% over $40 billion of average daily net assets

AST Advanced Strategies Portfolio	Effective December 9, 2024:
0.6125% of average daily net assets to $10 billion;
0.5925% on next $2.5 billion of average daily net assets;
0.5725% on next $2.5 billion of average daily net assets;
0.5525% on next $5 billion of average daily net assets;
0.5325% over $20 billion of average daily net assets
Prior to December 9, 2024:
0.6825% of average daily net assets to $300 million;
0.6725% on next $200 million of average daily net assets;
0.6625% on next $250 million of average daily net assets;
0.6525% on next $2.5 billion of average daily net assets;
0.6425% on next $2.75 billion of average daily net assets;
0.6125% on next $4 billion of average daily net assets;
0.5925% on next $2.5 billion of average daily net assets;
0.5725% on next $2.5 billion of average daily net assets;
0.5525% on next $5 billion of average daily net assets;
0.5325% over $20 billion of average daily net assets

AST Capital Growth Asset Allocation	Effective December 9, 2024:
Portfolio	0.6225% of average daily net assets to $15 billion;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets
Prior to December 9, 2024:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% on next $2.5 billion of average daily net assets;
0.6225% on next $2.5 billion of average daily net assets;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Preservation Asset Allocation	Effective December 9, 2024:
Portfolio	0.6225% of average daily net assets to $15 billion;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets
Prior to December 9, 2024:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% on next $2.5 billion of average daily net assets;
0.6225% on next $2.5 billion of average daily net assets;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets

AST Prudential Growth Allocation	Effective December 9, 2024:
Portfolio	0.6425% of average daily net assets to $6 billion;
0.6125% on next $4 billion of average daily net assets;
0.5925% on next $2.5 billion of average daily net assets;
0.5725% on next $2.5 billion of average daily net assets;
0.5525% on next $5 billion of average daily net assets;
0.5325% over $20 billion of average daily net assets
Prior to December 9, 2024:
0.6825% of average daily net assets to $300 million;
0.6725% on next $200 million of average daily net assets;
0.6625% on next $250 million of average daily net assets;
0.6525% on next $2.5 billion of average daily net assets;
0.6425% on next $2.75 billion of average daily net assets;
0.6125% on next $4 billion of average daily net assets;
0.5925% on next $2.5 billion of average daily net assets;
0.5725% on next $2.5 billion of average daily net assets;
0.5525% on next $5 billion of average daily net assets;
0.5325% over $20 billion of average daily net assets

AST Quantitative Modeling Portfolio	Effective December 9, 2024:
0.7225% of average daily net assets to $500 million;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets
Prior to December 9, 2024:
0.7325% of average daily net assets to $300 million;
Management Fee Rates
Portfolio	Contractual Fee Rate
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% over $10 billion of average daily net assets

III.The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by: (i) removing the information pertaining to QMP; and (ii) replacing the information pertaining to the Academic Portfolio, the Advanced Portfolio, the Capital Growth Portfolio and the Preservation Portfolio with the information set forth below:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Academic Strategies Asset	The Manager has contractually agreed to waive a portion of its
Allocation Portfolio	investment management fee and/or reimburse certain expenses of the
Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other
Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.13% of the Portfolio's average daily net assets through June 30, 2026. Expenses
waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the Trust's Board.

AST Advanced Strategies Portfolio	The Manager has contractually agreed to waive 0.0500% of its investment management fee through June 30, 2026. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee,
respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the
Portfolio’s investment in any such portfolios. These arrangements may not be terminated or modified without the prior approval of the
Trust's Board.
AST Capital Growth Asset	The Manager and the Distributor have contractually agreed to waive
Allocation Portfolio	a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the
Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the
Trust's Board.
AST Preservation Asst Allocation	The Manager and the Distributor have contractually agreed to waive
Portfolio	a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
distribution fee received from other portfolios of the Trust due to the
Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the
Trust's Board.

IV. The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolios with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST Academic	PGIM Quantitative	For Asset Allocation Services
Strategies Asset	Solutions LLC	0.075% of average daily net assets
Allocation Portfolio
For Quantitative Equity and Overlay Management
(including the overlay sleeve):
0.214% of average daily net assets

	PGIM Fixed Income1	0.1425% of average daily net assets

	PGIM Real Estate3	0.38% of average daily net assets

	Jennison Associates LLC	0.25% of average daily net assets

	J.P. Morgan Investment	0.195% of average daily net assets
Management Inc.
	Morgan Stanley Investment	0.55% of average daily net assets to $50 million;
	Management Inc.	0.525% of average daily net assets over $50 million
to $200 million;
0.50% of average daily net assets over $200 million

	Systematica Investments	0.65% of average daily net assets to $100 million;
	Limited, acting as general	0.55% of average daily net assets from $100 million
	partner of Systematica	to $200 million;
	Investments LP4	0.50% of average daily net assets over $200 million

	Western Asset Management	Applies to Macro Opportunities investment category
	Company / Western Asset	0.60% of average daily net assets to $100 million;
	Management Company	0.40% of average daily net assets over $100 million
Limited

	Putnam Investment	0.34% of average daily net assets
Management, LLC

AST Advanced	PGIM Quantitative	For Asset Allocation Services
Strategies Portfolio	Solutions LLC	0.075% of average daily net assets
For Quantitative Equity and Overlay Management
(including the overlay sleeve):
0.214% of average daily net assets

	PGIM Fixed Income1	0.1425% of average daily net assets

	PGIM Real Estate3	0.38% of average daily net assets

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
	Jennison Associates LLC	0.25% of average daily net assets

	J.P. Morgan Investment	For Large Cap Core:
	Management Inc.	0.195% of average daily net assets
For Global Fixed Income:
0.17% of average daily net assets

	Putnam Investment	0.34% of average daily net assets
Management, LLC

AST Capital Growth	PGIM Quantitative	For Asset Allocation Services:
Asset Allocation	Solutions LLC	0.04% of average daily net assets
Portfolio
For Quantitative Equity Management (including the
overlay sleeve):
0.197% of average daily net assets

	Jennison Associates LLC	0.25% of average daily net assets

	PGIM Fixed Income1	0.1425% of average daily net assets

	J.P. Morgan Investment	For Large Cap Core:
	Management Inc.	0.195% of average daily net assets
For Equity Income:
0.34% of average daily net assets
For Global Fixed Income:
0.17% of average daily net assets

	Putnam Investment	0.34% of average daily net assets
Management, LLC

AST Preservation	PGIM Quantitative	For Asset Allocation Services:
Asset Allocation	Solutions LLC	0.04% of average daily net assets
Portfolio
For Quantitative Equity Management (including the
overlay sleeve):
0.197% of average daily net assets

	Jennison Associates LLC	0.25% of average daily net assets

	PGIM Fixed Income1	0.1425% of average daily net assets

	J.P. Morgan Investment	For Large Cap Core:
	Management Inc.	0.195% of average daily net assets
For Equity Income:
0.34% of average daily net assets

	Putnam Investment	0.34% of average daily net assets
Management, LLC

1PGIM Fixed Income is a business unit of PGIM, Inc.

 2PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with PGIM. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. The fee for PGIM Limited’s services is paid by PGIM, Inc., not the Portfolio or the Manager.

3PGIM Real Estate is a business unit of PGIM, Inc.

 4Each of Systematica Investments GP Limited, acting through its Geneva branch, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP. The fees for the services of the Systematica Permitted Delegates are paid by Systematica, not the Portfolio or the Manager.

V.The section in Part I of the SAI entitled “Aggregation Notes to Subadviser Fee Rate Table” is hereby revised by: (i) removing the information pertaining to Jennison and PGIM QS; (ii) adding the information below pertaining to Putnam, a Franklin Resources, Inc. affiliate; and (iii) replacing the information pertaining to J.P. Morgan, LSV, MFS, and PGIM Fixed Income/PGIM Limited with the information set forth below:

LSV: For purposes of calculating the advisory fee payable to LSV, the assets managed by LSV in the following will be aggregated: (i) the AST International Equity Portfolio of AST; and (ii) the PSF Global Portfolio of The Prudential Series Fund; and (iii) any other portfolio subadvised by LSV on behalf of the Manager pursuant to substantially the same investment strategy.

MFS: For purposes of calculating the advisory fee payable to MFS, assets managed by MFS in the AST Large-Cap Growth Portfolio will be aggregated with assets managed by MFS in the PSF Global Portfolio of The Prudential Series Fund for the purpose of calculating the subadvisory fee.

For purposes of calculating the advisory fee payable to MFS, the assets managed by MFS in the following will be aggregated: AST Balanced Asset Allocation Portfolio and the AST International Equity Portfolio.

PGIM Fixed Income/PGIM Limited: The assets of the AST Government Money Market Portfolio and the assets of the PSF PGIM Government Money Market Portfolio of The Prudential Series Fund will be aggregated.

The combined average daily net assets of the AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034, AST Bond Portfolio 2035 and the AST Investment Grade Bond Portfolio will include the assets of future portfolios of the Trust that are subadvised by PGIM Fixed Income pursuant to target maturity or constant duration investment strategies that are used in connection with non-discretionary asset transfers under certain living benefit programs.

VI. The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by: (i) removing the information pertaining to PGIM QS; (ii) adding the information below pertaining to J.P. Morgan; and (ii) replacing the information pertaining to MFS and Wellington with the information set forth below:

J.P. Morgan: J.P. Morgan has agreed to waive its subadvisory fee in an amount equal to the revenue received for investments in funds or ETFs affiliated with J.P. Morgan. Although not expected, this may result in a negative effective subadvisory fee, or payment from J.P. Morgan to the Manager.

For the purpose of calculating the subadvisory fee for the portfolios managed by J.P. Morgan, a fee discount of 10% is applied based on the combined average daily net assets of the J.P. Morgan managed portfolios: AST Academic Strategies Asset Allocation Portfolio; AST Advanced Strategies Portfolio; AST Balanced Asset Allocation Portfolio; AST Capital Growth Asset Allocation Portfolio; AST Core Fixed Income Portfolio; AST International Equity Portfolio; AST J.P. Morgan Aggressive Multi-Asset Portfolio; AST J.P. Morgan Conservative Multi-Asset Portfolio; AST J.P. Morgan Fixed Income Central Portfolio; AST J.P. Morgan Moderate Multi-Asset Portfolio; AST Large-Cap Equity Portfolio; AST Large-Cap Growth Portfolio; AST Large-Cap Value Portfolio; and AST Preservation Asset Allocation Portfolio.

Franklin Templeton and affiliated investment advisors: For purposes of calculating the advisory fee payable to any Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) managed portfolio/sleeves, the advisory fee will be greater of:

(a)the aggregated assets managed by Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam, and Western Asset Management Company, LLC/Western Asset Management Company Limited (collectively, "Western Asset")) on all Advanced Series Trust portfolios; subject to the following schedule: Up to $2 billion - 0%; between $2 - $4 billion – 5%; between $4 -$5 billion –10%; between $5-$10 billion – 15%; and over $10 billion – 20%; or

(b)Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam, and Western Asset) maintains a certain market share as agreed upon between the Manager and Franklin Templeton and affiliated investment advisors. Market share will be calculated based on assets managed by Franklin Templeton and affiliated investment advisors as a percentage of assets included in certain AST portfolios.

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-AST Balanced Asset Allocation Portfolio (sleeve managed by MFS)

-AST International Equity Portfolio (sleeve managed by MFS)

-AST Large-Cap Core Portfolio (sleeve managed by MFS)

-AST Large-Cap Growth Portfolio (sleeve managed by MFS)

-AST Large-Cap Value Portfolio (sleeve managed by MFS)

-AST MFS Global Equity Portfolio

-AST Mid-Cap Growth Portfolio (sleeve managed by MFS)

-AST Mid-Cap Value Portfolio (sleeve managed by MFS)

-AST Small-Cap Growth Portfolio (sleeve managed by MFS)

-PSF Global Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

PGIM Fixed Income: For purposes of calculating the advisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income for the following funds were a consideration for the flat fee applied: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) AST Quantitative Modeling Portfolio.

Wellington Management: For purposes of calculating the subadvisory fee payable to Wellington Management with respect to AST Core Fixed Income Portfolio, AST Global Bond Portfolio, AST Large-Cap Value Portfolio, and AST Mid-Cap Value Portfolio, Wellington Management has agreed to voluntarily reduce its subadvisory fee rates by the following percentages (based on combined aggregate subadvisory fees paid to Wellington Management:

Combined Annualized Subadviser Fees	Percentage Fee Waiver
Up to $15 million	2.5% Fee Reduction
$15 million to $20 million	5% Fee Reduction
$20 million to $25 million	7.5% Fee Reduction
$25 million to $30 million	10% Fee Reduction
Over $30 million	12.5% Fee Reduction

VII. The section in Part I of the SAI entitled “PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES

–ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – COMPENSATION AND CONFLICTS OF INTEREST” is hereby revised by adding the information set forth below:

Putnam Investment Management, LLC (Putnam)

COMPENSATION. Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component. Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance. Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. For AST Large-Cap Growth Portfolio, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmark, Russell 1000 Growth Index. For AST Large-Cap Value Portfolio, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmark, the Russell 1000 Value Index. For AST Academic Strategies Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio and AST Preservation Asset Allocation Portfolio, Putnam evaluates performance based on each fund’s pre-tax return relative to its benchmark, MSCI EAFE Value Index (ND).

CONFLICTS OF INTEREST. Like other investment professionals with multiple clients, the fund’s Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Putnam believes are faced by investment professionals at most major financial firms. As described below, Putnam has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher- fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•The trading of other accounts could be used to benefit higher-fee accounts (front-running).

•The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

•Putnam attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam’s policies:

•Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•All trading must be affected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•Front running is strictly prohibited.

•The fund’s Portfolio Managers may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts other than the Putnam funds. However, in the ordinary course of business, Putnam or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam or an affiliate. Putnam or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Managers, may also invest in certain pilot accounts. Putnam, and to the extent applicable, the Portfolio Managers will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Managers consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by Putnam Investment Limited (“PIL”) will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher - fee accounts. Putnam has adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Managers may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Managers when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Managers may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

VIII. The section of the SAI entitled “APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS” is hereby revised by adding the information set forth below:

Putnam Investment Management, LLC (Putnam)

Proxy Voting Procedures

Introduction and Summary

Many of Putnam’s investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam’s view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors’ interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

Putnam’s voting policies are rooted in our views that (1) strong, independent corporate governance is important to long- term company financial performance, and (2) long-term investors’ active engagement with company management, including through the proxy voting process, strengthens issuer accountability and overall market discipline, potentially reducing risk and improving returns over time. Our voting program is offered as a part of our investment management services, at no incremental fee to Putnam, and, while there can be no guarantees, it is intended to offer potential investment benefits over a long-term horizon. Our voting policies are designed with investment considerations in mind, not as a means to pursue particular political, social, or other goals. As a result, we may not support certain proposals whose costs to the issuer (including implementation costs, practicability, and other factors), in Putnam’s view, outweigh their investment merits.

This memorandum sets forth Putnam’s policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts include the Putnam Mutual Funds1 and Putnam Exchange-Traded Funds, US and international institutional accounts and funds managed or sub-advised by The Putnam Advisory Company, LLC, Putnam Investments Limited and Putnam Fiduciary Trust Company, LLC. In addition, the policies include US mutual funds and other accounts sub-advised by Putnam Investment Management, LLC.2

1 Effective January 27, 2023, the Board of Trustees of the Putnam Mutual Funds delegated proxy voting authority to Putnam Investment Management, LLC, the investment manager to the Putnam Mutual Funds.

2The Putnam Proxy Voting Procedures and Guidelines will apply also to certain funds and institutional and other accounts managed by Franklin Advisers, Inc. (“FAV”) but formerly managed or sub-advised by one of the Putnam adviser entities identified above, pursuant to sub-advisory agreements in effect from time to time between FAV and the relevant Putnam entity(ies).

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals, including from the Putnam Equity investment team and the Putnam Equity Sustainability Strategy group. The Chief Investment Officer of Putnam Equity appoints the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.Reviews these procedures and the Proxy Voting Guidelines annually and approves any amendments considered to be advisable.

2.Considers special proxy issues as they may from time to time arise.

3.Must approve all vote overrides recommended by investment professionals.

Proxy Voting Administration

The Putnam Sustainability Strategy group administers Putnam’s proxy voting through a Proxy Voting Team. The Proxy Voting Team has the following duties:

1.Annually prepares the Proxy Voting Guidelines and distributes them to the Proxy Committee for review.

2.Coordinates the Proxy Committee’s review of any new or unusual proxy issues and serves as Secretary thereto.

3.Manages the process of referring issues to portfolio managers for voting instructions.

4.Oversees the work of any third-party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services (ISS) to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

5.Coordinates responses to investment professionals’ questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

6.Implements the exception process with respect to referred items on securities held solely in accounts managed by the Global Asset Allocation (“GAA”) team within Franklin Templeton Investment Solutions described in more detail in the Proxy Referral section below.

7.Maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

8.Prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case- by-case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

In light of our views on the importance of issuer governance and investor engagement, which we believe are applicable across our various strategies and clients, regardless of a specific portfolio’s investment objective, Putnam will vote all proxies in accordance with the Guidelines, subject to two exceptions as follows:

1.If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the

Proxy Voting Team not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Voting Team will review any such request with the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee acting on the Proxy

Committee’s behalf) prior to implementing the request.

2.Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Other

1.Putnam may elect not to vote when the security is no longer held.

2.Putnam will abstain on items that require case-by-case review when a vote recommendation from the appropriate investment professional(s) cannot be obtained due to restrictive voting deadlines or other prohibitive operational or administrative requirements.

3.Where securities held in Putnam client accounts, including the Putnam mutual funds, have been loaned to third parties in connection with a securities lending program administered by Putnam (through securities lending agents overseen by Putnam), Putnam has instructed lending agents to recall U.S. securities on loan to vote proxies, in accordance with Putnam’s securities lending procedures. Due to differences in non-U.S. markets, Putnam does not currently seek to recall non- U.S. securities on loan. In addition, where Putnam does not administer a client’s securities lending program, this recall policy does not apply, since Putnam generally does not have information on loan details or authority to effect recalls in those cases. It is possible that, for impracticability or other reasons, a recalled security may not be returned to the relevant custodian in time to allow Putnam to vote the relevant proxy.

4.Putnam will make its reasonable best efforts to vote all proxies except when impeded by circumstances that are reasonably beyond its control and responsibility, such as custodial proxy voting services, in part or whole, not available or not established by a client, or custodial error.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to Portfolio Managers. The Portfolio Manager receiving the referral request may delegate the vote decision to an appropriate Analyst from among a list of eligible analysts (such list to be approved by the Chief Investment Officer of the Putnam Equity group and the Director of Equity Research for the Putnam Equity group). The Analyst will be required to make the affirmation and disclosures identified in (3) below. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies through the Proxy Referral Administration Database. The referral request contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Franklin Templeton employee outside Putnam Equity or with any person other than a proxy solicitor acting in the normal course of proxy solicitation, and (3) a field for portfolio managers to affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to Compliance any potential conflicts of interest relevant to their vote recommendation.

Putnam may vote any referred items on securities held solely in accounts managed by the GAA team within Franklin Templeton Investment Solutions (and not held by any other investment product team) in accordance with the recommendation of Putnam’s third- party proxy voting service provider. The Proxy Voting Team will first give the relevant portfolio manager(s) on the GAA team the opportunity to review the referred items and vote on them. If the portfolio manager(s) on the GAA team do not decide to make any active voting decision on any of the referred items, the items will be voted in accordance with the service provider’s recommendation. If the security is also held by other investment teams at Putnam Equity, the items will be referred to the largest holder who is not a member of the GAA team.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will complete the referral request. Upon receiving each completed referral request from the applicable Portfolio Manager or Analyst, the Proxy Voting Team will review the completed request for accuracy and completeness, and will follow up with investment personnel as appropriate.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

1.The Proxy Committee is composed of senior professionals, including Portfolio Managers in Putnam Equity and the Putnam Equity Sustainability Strategy group. None of these individuals or groups reports to Franklin

Templeton’s marketing businesses.

2.No Franklin Templeton employee outside Putnam Equity may contact any portfolio manager about any proxy vote without first contacting the Proxy Voting Team or a senior lawyer in the Legal and Compliance Department. There is no prohibition on employees seeking to communicate investment- related information to investment professionals except for Putnam’s restrictions on dissemination of material, non-public information. However, the Proxy Voting Team will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

3.Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms and must affirm that they are making vote recommendations in the best interest of client accounts and have disclosed to the Proxy Voting Team any potential conflicts of interest relevant to their vote recommendation.

4.The Proxy Voting Team will review the name of the issuer of each proxy that contains a referral item against various sources of Putnam business relationships maintained by the Legal and Compliance Department or Client Service for potential material business relationships (i.e., conflicts of interest). For referrals, the Proxy Voting Team will complete the Proxy Voting Conflict of Interest Disclosure Form (attached as Exhibit B and C) via the Proxy Referral Administration Database and will prepare a quarterly report for the Putnam Chief Compliance Officer identifying all completed Conflict of Interest Disclosure forms.

5.Putnam’s Proxy Voting Guidelines may only be overridden with the written recommendation from a member of the Investment Division and concurrence of the Proxy Committee (or, in cases with limited time, with the Chair of the Proxy Committee on the Proxy Committee’s behalf).

Recordkeeping

The Putnam Equity Sustainability Strategy Group will retain copies of the following books and records:

1.A copy of the Proxy Voting Procedures and Guidelines as are from time to time in effect;

2.A copy of each proxy statement received with respect to securities in client accounts;

3.Records of each vote cast for each client;

4.Internal documents generated in connection with a proxy referral, such as emails, memoranda, etc.

5.        Written reports to clients on proxy voting and all client requests for information and Putnam’s response.

All records will be maintained for seven years. A proxy vendor may on Putnam’s behalf maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.